ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

July 18, 2024
Purchase Consideration
Cash consideration paid	$5,475,000
Promissory note	1,568,000
Total Purchase Consideration	$7,043,000

Purchase price allocation
Inventory	$2,400,000
Property, plant, and equipment	127,000
Intangible assets	2,304,000
Goodwill	2,212,000
Net assets acquired	$7,043,000

Finite-lived intangible assets
Trade Names (13 years)	$1,584,000
Non-Compete Agreement (5 years)	720,000
Total intangible assets	$2,304,000

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

October 1, 2023
Purchase Consideration
Cash consideration paid	$750,000
Promissory note	718,000
Total Purchase Consideration	$1,468,000

Purchase price allocation
Inventory	$851,000
Intangible assets	291,000
Right of use asset - Operating lease	1,325,000
Other liabilities	(31,000)
Operating lease liability	(1,325,000)
Goodwill	357,000
Net assets acquired	$1,468,000

Finite-lived intangible assets
Trade Names (8 years)	$291,000
Total intangible assets	$291,000

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

July 18, 2024
Purchase Consideration
Cash consideration paid	$5,475,000
Promissory note	1,568,000
Total Purchase Consideration	$7,043,000

Purchase price allocation
Inventory	$2,400,000
Property, plant, and equipment	127,000
Intangible assets	2,304,000
Goodwill	2,212,000
Net assets acquired	$7,043,000

Finite-lived intangible assets
Trade Names (13 years)	$1,584,000
Non-Compete Agreement (5 years)	720,000
Total intangible assets	$2,304,000

SCHEDULE OF UNAUDITED PROFORMA INFORMATION

The following unaudited pro forma summary presents consolidated information of the Company, including GreenAcres Market, as if the business combinations had occurred on January 1, 2024, the earliest period presented herein:

Three Months Ended March 31, 2024
Sales	$19,842,795
Net loss	$(724,174)

The following unaudited pro forma summary presents consolidated information of the Company, including Ellwood Thompson’s and GreenAcres Market, as if the business combinations had occurred on January 1, 2023, the earliest period presented herein:

	December 31,
	2024	2023
Sales	$77,762,430	$80,173,326
Net loss	(4,791,021)	(11,401,315)